Note 12 - Shareholders' Capital	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
12.	SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

Just Energy has the ability to make a normal course issuer bid (“NCIB”) to purchase for cancellation a portion of the outstanding
6.75%
convertible debentures expiring
December 31, 2021,
as well as the renewal of Just Energy common shares, respectively. Under each NCIB, Just Energy could have purchased debentures and common shares representing
10%
of the outstanding public float at close of business
February 28, 2018
up to daily and total limits. These shares
may
be purchased during the year starting
March 19, 2018
and ending
March 15, 2019.
For the
three
months ended
September 30, 2018,
Just Energy had purchased
$nil
of common shares through the NCIB program, compared to
$nil
purchased in the prior year.

Details of issued and outstanding shareholders’ capital are as follows:

		Six months ended Sept. 30, 2018		Year ended March 31, 2018
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	148,394,152	$1,079,055	147,013,538	$1,070,076
Share-based awards exercised	901,943	6,936	1,643,156	11,954
Acquisition of subsidiary	-	-	1,415,285	8,966
Repurchase and cancellation of shares	-	-	(1,677,827)	(11,941)
Balance, end of period	149,296,095	$1,085,991	148,394,152	$1,079,055

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,323,300	$136,771	4,040,000	$128,363
Shares issued for cash	338,865	10,447	283,300	9,260
Preferred shares issuance cost	-	(234)	-	(852)
Balance, end of period	4,662,165	$146,984	4,323,300	$136,771

Shareholders' capital	153,958,260	$1,232,975	152,717,452	$1,215,826